Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
Note 23 – Subsequent Events
On January 5, 2024, an Alaska Airlines
737-9
flight made an emergency landing after a
mid-exit
door plug detached in flight. Following the accident, the Federal Aviation Administration (FAA) grounded and required inspections of all
737-9
aircraft with a
mid-exit
door plug, which constitute the large majority of the approximately 220
737-9
aircraft in the
in-service
fleet. On January 24, 2024, the FAA approved an enhanced maintenance and inspection process that must be performed on each of the grounded
737-9
aircraft. Our
737-9
operators have begun returning their fleets to service, and many
737-9s
have completed inspections and resumed revenue flights. All
737-9
aircraft in production will undergo this same enhanced inspection process prior to delivery.
On January 10, 2024, the FAA notified Boeing that the FAA has initiated an investigation into Boeing’s quality control system.
On January 24, 2024, the FAA stated that it will not approve production rate increases or additional production lines for the 737 MAX until it is satisfied that Boeing is in full compliance with required quality control procedures.
We are currently unable to reasonably estimate what impact the accident and the related FAA actions will have on our financial position, results of operations and cash flows.